Finance Lease Receivable (Details) - Schedule of undiscounted lease payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of undiscounted lease payments [Abstract]
Undiscounted lease payments receivable	$ 152
Total	$ 152